SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Short-term investments		$ 2,069,569	$ 957,729
Certificate Of Deposits [Member]
Marketable Securities [Line Items]
Short-term investments	[1]	1,107,461
Exchange Traded Funds [Member]
Marketable Securities [Line Items]
Short-term investments	[2]	$ 962,108	$ 957,729

[1]	On May 2, 2025, the Company deposited a Certificate of Deposits of $150,000 with a term of 12 months in Bank of America, with an annual interest rate of 3.2%. As of June 30, 2025, the balance of this Certificate of Deposits was $150,789.04.
[2]	On June 16, 2025, the Company purchased 2 SPDR S&P 500 ETF as part of the investment portfolio at a cost of $1,205.52. As of June 30, 2025, the market value of the ETF was $1,235.70.